Debt - Schedule Of Long-Term Debt Instruments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012
Debt Instrument [Line Items]
Other-current	$ 11	$ 9
Current maturities of long-term debt	11	509
Commercial paper program	0	210
Other long-term	18	71
Long-term debt	5,018	4,531
Total debt	5,029	5,040
1.88% senior notes due June 2013
Debt Instrument [Line Items]
Senior notes, principal amount	0	500
Senior notes, stated interest rate	1.90%
Senior notes, maturity date	Jun. 01, 2013
1.35% senior notes due May 2015
Debt Instrument [Line Items]
Senior notes, stated interest rate	1.40%
Senior notes, maturity date	May 29, 2015
Current maturities of long-term debt	600	600
2.80% senior notes due June 2015
Debt Instrument [Line Items]
Senior notes, stated interest rate	2.80%
Senior notes, maturity date	Jun. 15, 2015
Current maturities of long-term debt	400	400
6.00% senior notes due October 2017
Debt Instrument [Line Items]
Senior notes, stated interest rate	6.00%
Senior notes, maturity date	Oct. 01, 2017
Current maturities of long-term debt	1,150	1,150
4.20% senior notes due June 2020
Debt Instrument [Line Items]
Senior notes, stated interest rate	4.20%
Senior notes, maturity date	Jun. 01, 2020
Current maturities of long-term debt	600	600
3.20% senior notes due June 2022
Debt Instrument [Line Items]
Senior notes, stated interest rate	3.20%
Senior notes, maturity date	Jun. 15, 2022
Current maturities of long-term debt	650	650
2.95% senior notes due June 2023
Debt Instrument [Line Items]
Senior notes, stated interest rate	2.95%
Senior notes, maturity date	Jun. 15, 2023
Current maturities of long-term debt	750	0
6.55% due October 2037
Debt Instrument [Line Items]
Senior notes, stated interest rate	6.60%
Senior notes, maturity date	Oct. 01, 2037
Current maturities of long-term debt	$ 850	$ 850